BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 4,020	$ 21,454
Total assets	4,020	21,454
Current liabilities
Accounts payable and accrued liabilities (Note 5)	8,803	3,400
Total liabilities	8,803	3,400
Stockholders' equity (deficiency) (Note 4)
Common stock, $0.001 par value, 100,000,000 authorized shares (34,548,368 issued and outstanding as of December 31, 2017 and 2016)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(7,143,461)	(7,120,624)
Total stockholders' equity (deficiency)	(4,783)	18,054
Total liabilities and stockholders' equity (deficiency)	$ 4,020	$ 21,454